GENERAL	12 Months Ended
Dec. 31, 2015
GENERAL [Abstract]
GENERAL
NOTE 1:	GENERAL

Perion Network Ltd. ("Perion") and its wholly-owned subsidiaries (collectively referred to as the "Company"), is a global technology company, providing high-quality advertising solutions to brands and publishers, high-impact ad formats that capture consumer attention and drives engagement, branded search providing publishers with engagement and monetization solutions and a unified social and mobile programmatic platform for acquiring and engaging app users.

On February 10, 2015, the Company completed the acquisition of Make Me Reach SAS ("MMR") and on November 30, 2015, completed the acquisition of Interactive Holding Corp (see Note 3).